CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss)/income	¥ (138,390)	$ (20,064)	¥ 132,284	¥ (151,692)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,718	1,119	15,985	21,054
Shared-based compensation	30,150	4,371	55,910	98,378
Loss/(gain) from disposal of property, equipment and software	(143)	(21)	667	674
Equity in loss of affiliates	7,051	1,022	16,237	3,834
Changes in fair value for equity securities	35,198	5,103	(59,690)	53,683
Inventory write-downs	4,792	695	25,696	40,609
Foreign exchange (income)/loss	(15,582)	(2,259)	6,701	(6,417)
Amortization of right of use assets	2,774	402	3,908	15,732
Change in estimate of refund payable to members	(1,282)	(186)	(2,617)	(23,521)
Loss/(gain) on disposal of long-term investments and subsidiaries	1,792	260	(112,354)	1,610
Allowance for credit losses	21,233	3,079	24,045	13,089
Cash dividend received				204
Deferred income tax	14,925	2,164	42,698	28,840
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable	(20,886)	(3,028)	39,516	(154,413)
Decrease in inventories	25,057	3,633	25,036	251,998
(Increase)/decrease in advance to suppliers	26,699	3,872	39,005	(16,547)
Decrease in prepaid expenses and other current assets	95,158	13,797	47,602	78,143
Increase in other non-current assets	(1,373)	(199)	(1,592)	(4,867)
Decrease in amounts due from related parties	739	107	2,574	1,793
Decrease in accounts payable	(108,003)	(15,659)	(212,735)	(205,824)
Decrease in incentive payables to members	(58,281)	(8,450)	(46,558)	(72,316)
Decrease in member management fees payable	(4,483)	(650)	(30,271)	(32,514)
(Decrease)/increase in deferred revenue	(84,004)	(12,179)	54,884	(130,853)
Increase/(decrease) in amount due to related parties	(5,022)	(728)	(7,359)	4,693
(Decrease)/increase in other payable and accrued liabilities	(52,659)	(7,634)	(85,563)	(76,884)
Net cash used in operating activities	(216,822)	(31,433)	(25,991)	(261,514)
Cash flows from investing activities:
Purchase of property, equipment and software	(92,256)	(13,377)	(86,983)	(84,403)
Proceeds from disposal of property, equipment and software	976	142	2,383	1,845
Cash paid for short term investments	(465,242)	(67,454)	(377,756)	(1,774,781)
Cash received from maturity of short term investments	651,402	94,444	126,598	2,492,613
Cash paid for factorings services	(73,322)	(10,631)	(194,070)	(57,913)
Cash received from factorings services	102,409	14,848	169,000	36,407
Cash paid for loans provided to third parties	(1,000)	(145)	(159,200)	(93,755)
Cash received from repayment of loans provided to third parties	25,790	3,739	65,023	61,869
Cash received from disposal of long-term investments	2,009	291	135,864	3,344
Impact to cash resulting from deconsolidation of subsidiaries	1,545	224	4,123	(7,144)
Cash paid for long-term investments	(60,000)	(8,699)	(198,777)	(27,067)
Cash dividends received from long-term investments	254	37
Net cash (used in)/generated from investing activities	92,565	13,419	(513,795)	551,015
Cash flows from financing activities:
Net proceeds from exercise of share options	684	99	1,008	6,995
Cash paid for repurchase of common stocks	(95,436)	(13,837)	(220)	(23,171)
Cash paid to non-controlling shareholders for acquisition of equity shares in subsidiaries			(1,198)
Cash dividend paid to a non-controlling shareholder			(261)
Capital injection from non-controlling shareholders	197	28	208	2,300
Net cash generated from/(used in) financing activities	(94,555)	(13,710)	(463)	(13,876)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	45,823	6,642	(19,763)	(53,624)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(172,989)	(25,082)	(560,012)	222,001
Cash, cash equivalents and restricted cash at beginning of the year	629,732	91,303	1,189,744	967,743
Cash, cash equivalents and restricted cash at the end of the year	456,743	66,221	629,732	1,189,744
Supplemental disclosure of cash flow information
Cash paid for income tax	20,868	3,026	7,979	4,251
Supplemental schedule of non-cash investing and financing activities
Net settlement between factoring receivables and payables	3,441	499	33,182	23,507
Additional Cash Flow Elements [Abstract]
Cash and cash equivalents	414,634	60,116	567,204	1,063,900
Restricted cash(Note 2.9)	42,109	6,105	62,528	125,844
Cash, cash equivalents and restricted cash at the end of the year	¥ 456,743	$ 66,221	¥ 629,732	¥ 1,189,744